Factoring Facility and Term Loan Payable (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 23, 2014	Aug. 16, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 08, 2013
Acquisition of account receivable, percentage of face amount advanced by lender							50.00%
Factoring fee, percentage of gross face amount of purchased account receivable							1.00%
Gross borrowings under Factoring Facility					$ 0	$ 407,888
Borrowings outstanding under the Factoring Facility					0	0
Term loan			$ 523,727		750,000	478,847
Interest expense			$ 378,775	$ 28,434	(348,975)	(383,981)
2013 Term Loan [Member]
Term loan		$ 750,000
Notes payable, due date		Aug. 15, 2014
Notes, interest rate		16.00%
Retention of daily fixed amount from daily collection of merchant credit card receivables		$ 3,346
Interest expense					76,617	$ 44,769
2014 Term Loan [Member]
Term loan	$ 1,000,000				750,000
Notes payable, due date	Sep. 30, 2015
Notes, interest rate	14.00%
Interest expense					$ 24,086
Term loan, periodic payment, principal	$ 83,333